Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Office furniture and fixtures	$6,470	$10,066
Computer equipment	33,361	47,646
Rental equipment	48,187	75,470
Appliques	2,160,096	2,160,096
Website development	69,149	36,279

Less accumulated depreciation	(1,211,099)	(988,370)

Total	$1,106,164	$1,341,187

Depreciation expense was $269,926 and $250,328 for the year ended December 31, 2020 and 2019, respectively.